REVENUE - Disaggregation of Revenue by Destination of Shipment (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of geographical areas [line items]
Total Revenue	€ 1,795	€ 1,950	€ 3,526	€ 3,906
Total Europe
Disclosure of geographical areas [line items]
Total Revenue	1,008	1,100	1,991	2,227
Germany
Disclosure of geographical areas [line items]
Total Revenue	372	447	734	926
France
Disclosure of geographical areas [line items]
Total Revenue	163	178	337	360
United Kingdom
Disclosure of geographical areas [line items]
Total Revenue	74	67	133	128
Switzerland
Disclosure of geographical areas [line items]
Total Revenue	20	15	36	40
Spain
Disclosure of geographical areas [line items]
Total Revenue	80	85	171	166
Czech Republic
Disclosure of geographical areas [line items]
Total Revenue	52	67	106	124
Other Europe
Disclosure of geographical areas [line items]
Total Revenue	247	241	474	483
United States
Disclosure of geographical areas [line items]
Total Revenue	597	716	1,185	1,389
Asia and Other Pacific
Disclosure of geographical areas [line items]
Total Revenue	70	61	138	122
All Other
Disclosure of geographical areas [line items]
Total Revenue	€ 120	€ 73	€ 212	€ 168